<PAGE >1
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holding entries
Salem Investment Counselors, Inc. Name of Institutional Investment Manager
480 Shepherd Street Winston-Salem NC 27103 Business Address
(Street) (City) (State) (Zip)
Dale M. Brown, Vice President 336.768.7230
Name, Phone No.,and Title of Person Duly Authorized to Submit This Report. ATTENTION INTENTIONAL MISSTATEMENTS OR OMISSIONS OF
FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
See 18 U.S.C. AND 15 U.S.C. 78ff(a)
The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Winston-Salem and State of North Carolina on the 10th day of May, 2005.
Salem Investment Counselors, Inc.
(Name of Institutional Investment Manager)
/s/ DALE M. BROWN
(Manual Signature of Person Duly Authorized To Submit This Report)
Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.
Name: 13F File No.: Name: <13F File No.: 1. 6. 2. 7. 3. 8. 4. 9. 5. 10.

 FORM 13F SUMMARY PAGE REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS: 0
FORM 13F INFORMATION TABLE ENTRY: 193
FORM 13F INFORMATION TABLE VALUE TOTAL: $571,866,471

FORM 13F
Name of Reporting Manager: Salem Investment Counselors, Inc.


Item 1
Name of Issuer

Item 2
Title of
Class

Item 3
Cusip
Number

Item 4
Fair Market
Value

Item 5
Shares of
Principal
Amount


(a) Sole






3M Company
Abbott Labs
Activision, Inc.
Alcon, Inc.
Alltell Corp.   (AT)
Altria Group, Inc.
Amazon Com, Inc.
American Capital Strategies
American Express Company
American Intl. Group, Inc.
Amgen Incorporated
Anheuser Busch Company, Inc.
Apache Corp.
Apollo Group Inc. CL A
Automatic Data Processing, Inc.
Avery Dennison Corp.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

88579Y101
2824100
4930202
H01301102
20039103
02209S103
23135106
24937104
25816109
26874107
31162100
35229103
37411105
37604105
53015103
53611109

$12,988,251
$1,141,724
$2,803,529
$241,083
$287,579
$1,920,504
$567,169
$390,269
$225,514
$2,510,960
$8,139,446
$1,329,763
$523,517
$296,240
$8,280,689
$9,611,102


151,573
24,490
189,428
2,700
5,243
29,370
16,550
12,425
4,390
45,316
139,829
28,060
8,550
4,000
184,220
155,193

151,573
24,490
189,428
2,700
5,243
29,370
16,550
12,425
4,390
45,316
139,829
28,060
8,550
4,000
184,220
155,193



Item 1
Name of Issuer

Item 6
(b) Shares
as defined
in Instr. V.

Item 7
Managers
See Instr.
V.


(a) Sole

Item 8
(b) Shared


(c) None






3M Company
Abbott Labs
Activision, Inc.
Alcon, Inc.
Alltell Corp.   (AT)
Altria Group, Inc.
Amazon Com, Inc.
American Capital Strategies
American Express Company
American Intl. Group, Inc.
Amgen Incorporated
Anheuser Busch Company, Inc.
Apache Corp.
Apollo Group Inc. CL A
Automatic Data Processing, Inc.
Avery Dennison Corp.


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

151,573
24,490
189,428
2,700
5,243
29,370
16,550
12,425
4,390
45,316
139,829
28,060
8,550
4,000
184,220
155,193

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Bank of America Corp.
Bank of Carolinas; Mocksville NC
Banner Corporation
BB&T Corporation
Berkshire Hathaway, Inc. CL B   BRKB
Berkshire Hathaway, Inc. DEL CL A
BHP Billiton Ltd. ADR
BNP Residential Property, Inc.
BP Amoco PLC ADR
Burlington Resources, Inc.
Callwave, Inc.
Canadian Nat. Res. Ltd.
Capital Bank Corp.
Capital One Financial Corp.
Cardinal Health Inc.
Certegy, Inc.
Chevron Texaco Corporation

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

60505104
06423T102
06652V109
54937107
84670207
84670108
88606108
5564T103
55622104
122014103
13126N101
136385101
139793103
14040H105
14149Y108
156880106
166764100


$23,003,574
  $2,557,227
     $212,119
  $4,017,932
$14,042,952
  $2,175,000
     $310,578
     $380,549
  $1,396,450
     $400,560
     $781,750
     $602,292
  $2,178,567
$15,033,425
     $281,790
  $1,526,742
     $778,205


521,623
169,017
7,865
102,813
4,917
25
11,100
23,725
22,379
8,000
132,500
10,600
131,239
201,062
5,050
44,100
13,346


521,623
169,017
7,865
102,813
4,917
25
11,100
23,725
22,379
8,000
132,500
10,600
131,239
201,062
5,050
44,100
13,346










Bank of America Corp.
Bank of Carolinas; Mocksville NC
Banner Corporation
BB&T Corporation
Berkshire Hathaway, Inc. CL B   BRKB
Berkshire Hathaway, Inc. DEL CL A
BHP Billiton Ltd. ADR
BNP Residential Property, Inc.
BP Amoco PLC ADR
Burlington Resources, Inc.
Callwave, Inc.
Canadian Nat. Res. Ltd.
Capital Bank Corp.
Capital One Financial Corp.
Cardinal Health Inc.
Certegy, Inc.
Chevron Texaco Corporation

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


521,623

169,017

7,865

102,813

4,917

25

11,100

23,725

22,379

8,000

132,500

10,600

131,239

201,062

5,050

44,100

13,346



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Choicepoint, Inc.
Cincinnati Financial Corp
Cinergy Corp.
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Corporation
Coddle Creek Financial Inc
Coinmach Service Corp - IDS
Colgate-Palmolive Co.
Collagenex Pharmaceuticals, Inc.
CommScope, Inc.
Community Bancshares, Inc. SC
ConocoPhillips
Countrywide Financial
Cresent Financial Corp.
CT Communications, Inc.
CVS Corp.

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


170388102
172062101
172474108
17275R102
172967101
191216100
191891209
19259W107
194162103
19419B100
203372107
20343F190
20825C104
222372104
225744101
126426402
126650100


   $2,406,600
  $630,208
  $754,685
   $5,940,714
 $10,800,735
   $1,225,306
  $928,800
  $197,250
   $4,814,032
  $256,850
  $440,572
   $1,487,211
  $679,112
   $1,619,592
  $624,777
  $159,635
  $526,200


60,000
14,451
18,625
332,069
240,337
29,405
28,800
15,000
92,276
55,000
29,450
81,491
6,297
49,895
36,860
15,160
10,000


60,000
14,451
18,625
332,069
240,337
29,405
28,800
15,000
92,276
55,000
29,450
81,491
6,297
49,895
36,860
15,160
10,000









Choicepoint, Inc.

Cincinnati Financial Corp

Cinergy Corp.

Cisco Systems, Inc.

Citigroup, Inc.

Coca-Cola Corporation

Coddle Creek Financial Inc

Coinmach Service Corp - IDS

Colgate-Palmolive Co.

Collagenex Pharmaceuticals, Inc.

CommScope, Inc.

Community Bancshares, Inc. SC

ConocoPhillips

Countrywide Financial

Cresent Financial Corp.

CT Communications, Inc.

CVS Corp.


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


60,000
14,451
18,625
332,069
240,337
29,405
28,800
15,000
92,276
55,000
29,450
81,491
6,297
49,895
36,860
15,160
10,000


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









D. R. Horton Company
Dell, Inc.
Dentsply Intl. Inc. New
Devon Energy Corp.
Dimon, Inc.
DirecTV Group, Inc.
Disney, Walt Company
Duke Energy Corporation
Dupont de nemours E.I.
Dynamic Oil & Gas, Inc.
Eaton Corp
Ebay, Inc.
EMC Corp. MASS
Emerson Electric
Enbridge Energy Partners LP
Encana Corp.
Enterprise Products Partners LP

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


23331A109
24702R101
249030107
25179M103
254394109
25459L106
254687106
264399106
263534109
267906105
278058102
278642103
268648102
291011104
29250R106
292505104
293792107


$10,605,092
  $3,151,285
     $326,460
  $7,160,829
  $7,952,781
     $866,267
     $883,476
     $838,283
     $225,866
  $2,498,750
     $303,979
  $2,696,693
     $151,524
     $446,978
  $2,590,640
     $239,428
  $1,024,402


362,691
82,022
6,000
149,965
1,272,445
60,074
30,751
29,928
4,408
1,049,895
4,648
72,375
12,299
6,884
52,000
3,400
39,860


362,691
82,022
6,000
149,965
1,272,445
60,074
30,751
29,928
4,408
1,049,895
4,648
72,375
12,299
6,884
52,000
3,400
39,860










D. R. Horton Company
Dell, Inc.
Dentsply Intl. Inc. New
Devon Energy Corp.
Dimon, Inc.
DirecTV Group, Inc.
Disney, Walt Company
Duke Energy Corporation
Dupont de nemours E.I.
Dynamic Oil & Gas, Inc.
Eaton Corp
Ebay, Inc.
EMC Corp. MASS
Emerson Electric
Enbridge Energy Partners LP
Encana Corp.
Enterprise Products Partners LP


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


362,691
82,022
6,000
149,965
1,272,445
60,074
30,751
29,928
4,408
1,049,895
4,648
72,375
12,299
6,884
52,000
3,400
39,860


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Exactech, Inc.
Exxon  Mobile Corporation
F N B Financial Services Corp.
Falconstor Software, Inc.
Fedex Corporation
First Data Corporation
First INDL RLTY TR, Inc.
First State Bancorp
FX Energy, Inc.
Genentech, Inc. New
General Dynamics Corp.
General Electric Company
General Maritime Corp.
Gillette Co.
Given Imaging
Glaxo Smith Kline PLC
Goldcorp, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


30064 109
302290101
302526108
306137100
31428X106
319963104
32054K103
33645S100
302695101
368710406
369550108
369604103
Y2692M103
375766102
M52020100
37733W105
380956409



$678,800
$3,554,902
$204,750
$6,894,574
$281,850
$656,477
$680,940
$222,430
$6,814,156
$566,100
$251,568
$19,566,350
$2,468,260
$315,500
$9,063,407
$294,852
$189,348



40,000
59,646
9,100
1,154,870
3,000
16,700
18,000
7,670
595,643
10,000
2,350
542,605
50,955
6,250
306,922
6,421
13,325



40,000
59,646
9,100
1,154,870
3,000
16,700
18,000
7,670
595,643
10,000
2,350
542,605
50,955
6,250
306,922
6,421
13,325











Exactech, Inc.
Exxon  Mobile Corporation
F N B Financial Services Corp.
Falconstor Software, Inc.
Fedex Corporation
First Data Corporation
First INDL RLTY TR, Inc.
First State Bancorp
FX Energy, Inc.
Genentech, Inc. New
General Dynamics Corp.
General Electric Company
General Maritime Corp.
Gillette Co.
Given Imaging
Glaxo Smith Kline PLC
Goldcorp, Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


40,000
59,646
9,100
1,154,870
3,000
16,700
18,000
7,670
595,643
10,000
2,350
542,605
50,955
6,250
306,922
6,421
13,325



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Golden West Financial
Grainger, W.W.
Guidant Corporation
Harley Davidson, Inc.
Hewlet-Packard Company
Highwood Properties, Inc.  REIT
Home Depot, Inc.
Houston Exploration Co.
Hubbell Inc. Class B
Hudson City Bancorp, Inc.
IAC / InteractiveCorp.
Intel Corp
International Business Machines
Ishares
Ishares FTSE XINHUA
Ishares Lehman 1-3 Years TRS
Ishares MSCI Eafe Index


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


381317106
384802104
401698105
412822108
428236103
431284108
437076102
442120101
443510201
443683107
44919P102
458140100
459200101
464287176
464287184
464287457
464287465



$341,583
$398,528
$539,396
$4,571,126
$695,366
$2,983,189
$298,081
$916,895
$653,314
$438,600
$1,762,114
$11,046,706
$1,089,615
$252,792
$2,537,535
$214,150
$1,636,361



5,646
6,400
7,299
79,140
31,694
111,230
7,795
16,100
12,785
12,000
79,125
475,536
11,924
2,400
46,475
2,648
10,300



5,646
6,400
7,299
79,140
31,694
111,230
7,795
16,100
12,785
12,000
79,125
475,536
11,924
2,400
46,475
2,648
10,300











Golden West Financial
Grainger, W.W.
Guidant Corporation
Harley Davidson, Inc.
Hewlet-Packard Company
Highwood Properties, Inc.  REIT
Home Depot, Inc.
Houston Exploration Co.
Hubbell Inc. Class B
Hudson City Bancorp, Inc.
IAC / InteractiveCorp.
Intel Corp
International Business Machines
Ishares
Ishares FTSE XINHUA
Ishares Lehman 1-3 Years TRS
Ishares MSCI Eafe Index



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


5,646
6,400
7,299
79,140
31,694
111,230
7,795
16,100
12,785
12,000
79,125
475,536
11,924
2,400
46,475
2,648
10,300



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Ishares MSCI Emerging
Ishares MSCI EMU Index Fund
Ishares MSCI Japan Index
Ishares MSCI Pacific
Ishares S&P GLB ERG Sect
Ishares T DJ US UTL S FD
Ishares TR Russell Midcap Index
Jefferson Pilot Corp
Johnson & Johnson
KB Home
Kellogg Company
KFX, Inc.
L-3 Communications Holdings,
Leggett & Platt, Inc.
Level 3 Communications, Inc.
Liberty Media New Ser A
Lilly, Eli & Co.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


464287234
464286608
464286848
464286665
464287341
 464287697
464287499
475070108
478160104
48666K109
487836108
48245L107
502424104
524660107
52729N100
530718105
532457108



$861,900
$325,350
$1,250,408
$342,342
$782,832
$228,128
$214,881
$1,160,817
$16,152,139
$552,062
$5,737,659
$670,000
$7,814,164
$2,139,806
$878,590
$181,060
$289,155



4,250
4,500
119,200
3,800
9,400
3,200
2,729
23,666
240,502
4,700
132,601
50,000
110,028
74,093
426,500
17,460
5,550



4,250
4,500
119,200
3,800
9,400
3,200
2,729
23,666
240,502
4,700
132,601
50,000
110,028
74,093
426,500
17,460
5,550











Ishares MSCI Emerging

Ishares MSCI EMU Index Fund

Ishares MSCI Japan Index

Ishares MSCI Pacific

Ishares S&P GLB ERG Sect

Ishares T DJ US UTL S FD

Ishares TR Russell Midcap Index

Jefferson Pilot Corp

Johnson & Johnson

KB Home

Kellogg Company

KFX, Inc.

L-3 Communications Holdings,

Leggett & Platt, Inc.

Level 3 Communications, Inc.

Liberty Media New Ser A

Lilly, Eli & Co.




0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


4,250
4,500
119,200
3,800
9,400
3,200
2,729
23,666
240,502
4,700
132,601
50,000
110,028
74,093
426,500
17,460
5,550



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Lowes Companies Inc.
Max Re Capital Ltd.
Medtronic, Inc.
Merck & Co.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Micro Therapeutics, Inc. New
Microsoft Corporation
Misson Resources Corp.
Mohawk Industries, Inc.
Nabors Industries Ltd.
Nokia Corp.
NovaGold Resources, Inc.
Novogen Limited Sponsored AD
Nuveen CT Div Ad Muni Fd Con
Nuveen CT Div Ad Muni Fd Con
Nuveen NC Div AD Muni Fund


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


548661107
G6052F103
585055106
589331107
591520200
592688105
59500W100
594918104
605109107
608190104
G6359F103
654902204
66987 E206
67010F103
67069T103
67071R103
67072D103



$18,978,942
$1,868,870
$2,366,475
$3,292,612
$217,980
$384,750
$41,163
$16,077,378
$2,434,812
$9,877,431
$266,130
$5,108,318
$8,610,407
$4,368,100
$211,950
$200,340
$448,326



332,439
79,425
46,447
101,718
18,000
8,100
10,664
665,179
343,900
117,170
4,500
331,064
1,036,150
229,900
15,000
12,600
31,550



332,439
79,425
46,447
101,718
18,000
8,100
10,664
665,179
343,900
117,170
4,500
331,064
1,036,150
229,900
15,000
12,600
31,550











Lowes Companies Inc.

Max Re Capital Ltd.

Medtronic, Inc.

Merck & Co.

Methode Electronics, Inc. Class A

Mettler-Toledo International, Inc.

Micro Therapeutics, Inc. New

Microsoft Corporation

Misson Resources Corp.

Mohawk Industries, Inc.

Nabors Industries Ltd.

Nokia Corp.

NovaGold Resources, Inc.

Novogen Limited Sponsored AD

Nuveen CT Div Ad Muni Fd Con

Nuveen CT Div Ad Muni Fd Con

Nuveen NC Div AD Muni Fund




0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


332,439
79,425
46,447
101,718
18,000
8,100
10,664
665,179
343,900
117,170
4,500
331,064
1,036,150
229,900
15,000
12,600
31,550



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Nuveen NC Div AD Muni Fund NC
Nuveen Quality Pfd Incm Fd  JTP
Nuveen Real Estate Inc. Fund  JRS
Oil Service Holders Dep. RCPT
Old Rep. Intl. Corp.
Partners Trust Financial
Pepsico, Inc.
PetroChina Co. ADR
Pfizer, Inc.
Pioneer Natural Res. Co.
Polaris Industries, Inc.
Procter & Gamble
Progress Energy, Inc.
Provident Bankshares Corp
Regions Financial Corp.
Republic Services, Inc.
Saks, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


67071D104
67071S101
67071B108
678002106
680223104
70213F102
713448108
71646E 100
717081103
723787107
731068102
742718109
743263105
743859100
758940100
760759100
79377R109



$347,288
$492,360
$655,400
$707,376
$636,702
$1,245,012
$19,402,604
$1,314,976
$12,962,182
$1,190,820
$842,760
$8,905,657
$278,380
$1,133,033
$309,938
$401,760
$1,671,430



22,050
37,300
36,250
7,357
27,338
117,454
365,880
20,800
493,421
27,875
12,000
168,031
6,636
34,376
9,566
12,000
92,600



22,050
37,300
36,250
7,357
27,338
117,454
365,880
20,800
493,421
27,875
12,000
168,031
6,636
34,376
9,566
12,000
92,600











Nuveen NC Div AD Muni Fund NC
Nuveen Quality Pfd Incm Fd  JTP
Nuveen Real Estate Inc. Fund  JRS
Oil Service Holders Dep. RCPT
Old Rep. Intl. Corp.
Partners Trust Financial
Pepsico, Inc.
PetroChina Co. ADR
Pfizer, Inc.
Pioneer Natural Res. Co.
Polaris Industries, Inc.
Procter & Gamble
Progress Energy, Inc.
Provident Bankshares Corp
Regions Financial Corp.
Republic Services, Inc.
Saks, Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


22,050
37,300
36,250
7,357
27,338
117,454
365,880
20,800
493,421
27,875
12,000
168,031
6,636
34,376
9,566
12,000
92,600



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Sara Lee Corporation
Security Bank Corp.
ServiceMaster Co.
Silicon Valley Bancshares, Inc. C
Sirius Satellite Radio
Sonoco Products
Sony Corp ADR New Com
Southern Community Cap II PFD
Southern Community Financial
Spherion Corporation
St. Paul Travelers Cos.
Starbucks Corp.
Stericycle, Inc.
Suntrust Banks, Inc.
Syniverse Holdings, Inc.
Sysco Corporation
Target Corporation


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


803111103
814047106
81760N109
827064106
82966U103
835495102
835699307
842633208
842632101
848420105
792860108
855244109
858912108
867914103
87163F106
871829107
87612E106



$376,986
$3,957,824
$4,534,083
$220,300
$61,820
$3,996,821
$384,192
$164,250
$2,577,518
$86,959
$259,167
$836,892
$442,000
$2,630,555
$414,000
$18,172,259
$507,103



17,012
96,087
335,858
5,000
11,000
138,538
9,600
15,000
274,204
11,610
7,056
16,200
10,000
36,500
30,000
507,605
10,138



17,012
96,087
335,858
5,000
11,000
138,538
9,600
15,000
274,204
11,610
7,056
16,200
10,000
36,500
30,000
507,605
10,138











Sara Lee Corporation
Security Bank Corp.
ServiceMaster Co.
Silicon Valley Bancshares, Inc. C
Sirius Satellite Radio
Sonoco Products
Sony Corp ADR New Com
Southern Community Cap II PFD
Southern Community Financial
Spherion Corporation
St. Paul Travelers Cos.
Starbucks Corp.
Stericycle, Inc.
Suntrust Banks, Inc.
Syniverse Holdings, Inc.
Sysco Corporation
Target Corporation



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


17,012
96,087
335,858
5,000
11,000
138,538
9,600
15,000
274,204
11,610
7,056
16,200
10,000
36,500
30,000
507,605
10,138



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









TCF Financial Corp
Texas Instruments
Thermogenesis Corp.
Time Warner
Toyota Motor CP ADR
Triad Guaranty Inc.
Tribune Co
Ultra Petroleum Corp.
Unifirst Corporation - Mass
United Parcel Service CL B
Unumprovident Corp.
US Bancorp Del
Verizon Communications
VF Corporation
Wachovia Corporation New
Walgreen Company
Wal-Mart Stores, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


872275102
882508104
883623209
887315109
892331307
895925105
896047107
903914109
904708104
911312106
91529Y106
902973304
92343V104
918204108
929903102
931422109
931142103



$690,859
$302,057
$1,595,965
$4,469,757
$5,610,855
$20,911,791
$6,689,929
$985,520
$830,159
$232,768
$170,200
$1,811,683
$207,675
$1,688,033
$7,076,999
$13,709,893
$9,859,143



25,446
11,850
319,193
254,687
75,435
397,487
167,794
19,400
20,806
3,200
10,000
62,862
5,850
28,543
139,010
308,642
196,750



25,446
11,850
319,193
254,687
75,435
397,487
167,794
19,400
20,806
3,200
10,000
62,862
5,850
28,543
139,010
308,642
196,750











TCF Financial Corp
Texas Instruments
Thermogenesis Corp.
Time Warner
Toyota Motor CP ADR
Triad Guaranty Inc.
Tribune Co
Ultra Petroleum Corp.
Unifirst Corporation - Mass
United Parcel Service CL B
Unumprovident Corp.
US Bancorp Del
Verizon Communications
VF Corporation
Wachovia Corporation New
Walgreen Company
Wal-Mart Stores, Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


25,446
11,850
319,193
254,687
75,435
397,487
167,794
19,400
20,806
3,200
10,000
62,862
5,850
28,543
139,010
308,642
196,750



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Washington Mutual, Inc.
WellPoint, Inc.
Wells Fargo & Co.
Wyeth
XTO Energy, Inc.
Yum Brands, Inc.
Zebra Technologies CL A


common
common
common
common
common
common
common

939322103
94973V107
949746101
983024100
98385X106
988498101
989207105

$246,875
$3,326,789
$581,974
$1,258,356
$2,164,846
$369,198
$1,147,786

6,250
26,540
9,732
29,833
65,921
7,126
24,169

6,250
26,540
9,732
29,833
65,921
7,126
24,169


Grand Total 03/31/05





571,866,471












Washington Mutual, Inc.
WellPoint, Inc.
Wells Fargo & Co.
Wyeth
XTO Energy, Inc.
Yum Brands, Inc.
Zebra Technologies CL A

0
0
0
0
0
0
0

0
0
0
0
0
0
0

6,250
26,540
9,732
29,833
65,921
7,126
24,169

0
0
0
0
0
0
0

0
0
0
0
0
0
0













